Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
Shell has lease contracts in Integrated Gas and Upstream, principally for floating production storage and offloading units, subsea equipment, drilling and ancillary equipment, service vessels, LNG vessels and land and buildings; in Marketing, principally for land and retail sites; in Chemicals and Products, principally for plant pipeline and machinery, tankers and storage capacity; in Renewables and Energy Solutions, principally for power generation, storage capacity and land; and in Corporate, principally for land and buildings. Shell’s obligations under its leases are secured on the leased assets.
Right-of-use assets
Right-of-use assets are included in property, plant and equipment for the following amounts:

2022

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other [B]	Total
Cost
At January 1	5	14,322	15,748	8,031	38,106
Additions	—	1,088	2,305	2,111	5,504
Sales, retirements and other movements [A]	(5)	(569)	(1,530)	319	(1,785)
Currency translation differences	—	(166)	(60)	(562)	(788)
At December 31	—	14,675	16,463	9,899	41,037
Depreciation, depletion and amortisation, including impairments
At January 1	—	7,935	5,946	2,273	16,154
Charge for the year	—	1,182	2,223	797	4,202
Sales, retirements and other movements [A]	—	(751)	(1,444)	23	(2,172)
Currency translation differences	—	(91)	(30)	(143)	(264)
At December 31	—	8,275	6,695	2,950	17,920
Carrying amount at December 31	—	6,400	9,768	6,949	23,117
[A]Includes the reclassification of right-of-use assets to assets held for sale. (See Note 18).
[B]"Other" mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions and Corporate.

2021

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other [A]	Total
Cost
At January 1	5	14,440	14,526	7,384	36,355
Additions	—	311	2,149	1,420	3,880
Sales, retirements and other movements	—	(365)	(868)	(259)	(1,492)
Currency translation differences	—	(64)	(59)	(514)	(637)
At December 31	5	14,322	15,748	8,031	38,106
Depreciation, depletion and amortisation, including impairments
At January 1	—	6,997	5,013	1,793	13,803
Charge for the year	—	1,373	2,060	783	4,216
Sales, retirements and other movements	—	(400)	(1,093)	(157)	(1,650)
Currency translation differences	—	(35)	(34)	(146)	(215)
At December 31	—	7,935	5,946	2,273	16,154
Carrying amount at December 31	5	6,387	9,802	5,758	21,952
[A]Includes the reclassification of right-of-use assets to assets held for sale. (See Note 18).
[B]"Other" mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions and Corporate.
21. Leases continued
Lease arrangements
Lease liabilities are secured on the leased assets.
Shell also has certain lease contracts of items with lease terms of 12 months or less. For these lease contracts, Shell applies the "short-term lease" recognition exemption. Lease expenses not included in the measurement of lease liability are:

Lease expenses not included in the measurement of lease liability

		$ million
	2022	2021
Expense relating to short-term leases	552	644
Expense relating to variable lease payments	1,251	1,172
The total cash outflow in respect of leases representing repayment of principal and payment of interest in 2022 was $6,280 million (2021: $6,777 million), recognised in the Consolidated Statement of Cash Flows within Cash flows from financing activities.
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2022

	$ million
	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	5,914		1,533	4,381
Between 1 and 5 years	15,624		4,655	10,969
5 years and later	17,935		5,642	12,293
Total	39,473	[A]	11,830	27,643
[A]Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, where future reconsideration is not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2021

	$ million
	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	5,805	1,667	4,138
Between 1 and 5 years	15,889	4,972	10,917
5 years and later	18,309	5,857	12,452
Total	40,003	12,496	27,507